Segment reporting (Tables)	12 Months Ended
Jun. 30, 2025
Segment reporting
Schedule of major accounts of operating results of the Group's segment

	For the Year Ended June 30,
	2025	2024	2023
Revenues	$39,495	$2,888,482	$6,261,091
Cost of revenues	—	(3,833,684)	(10,826,620)
Segment gross profit (loss)	39,495	(945,202)	(4,565,529)
Salaries and benefits expenses	(403,217)	(1,312,018)	(1,350,704)
Professional services expenses	(2,551,438)	(2,356,726)	(758,005)
Impairment losses	—	(8,869,066)	(17,483,368)
Recovery of (provision for) credit losses	51,632	(1,131,988)	(3,273,860)
Other operating expenses	(128,165)	(220,793)	(873,174)
Total operating expenses	(3,031,188)	(13,890,591)	(23,739,111)
Segment operating loss	(2,991,693)	(14,835,793)	(28,304,640)
Other (expenses) income, net	(1,378,213)	(3,449,165)	88,288
Segment net loss	$(4,369,906)	$(18,284,958)	$(28,216,352)